Note 13 - Related Party Transactions (Details) (USD $)			12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Late Fees [Member] Osprey South, LLC [Member]	Jul. 01, 2011 Osprey South, LLC [Member] 5 Year Lease Agreement [Member]	Sep. 01, 2009 Osprey South, LLC [Member] 5 Year Lease Agreement [Member]	Dec. 31, 2013 Osprey South, LLC [Member]	Dec. 31, 2012 Osprey South, LLC [Member]	Dec. 31, 2013 Chief Operating Officer [Member]	Dec. 31, 2012 Shareholder [Member]	Dec. 31, 2013 Reimbursement of Prior Years' Self-Employment Taxes [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Lease Agreement Monthly Payment				$ 10,000	$ 4,500
Operating Leases, Rent Expense			26,377			146,377
Accrued Rent						112,962	19,761
Operating Leases, Future Minimum Payments Due						300,000
Related Party Transaction, Amounts of Transaction										31,879
Convertible Notes Payable								75,000
Interest Payable	158,869	134,559						8,613
Related Party Transaction, Due from (to) Related Party									$ 12,500